Item 1. Schedule of Investments:
--------------------------------

Putnam Floating Rate Income Fund

QUARTERLY PORTFOLIO HOLDINGS

11-30-04



Putnam Floating Rate Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
November 30, 2004 (Unaudited)

Senior loans (88.9%) (a)(c)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.5%)
-----------------------------------------------------------------------------------------------------------
       $500,000  Lamar Media bank term loan FRN Ser. D,
                 4.0625s, 2010                                                                     $504,219

Aerospace and Defense (3.4%)
-----------------------------------------------------------------------------------------------------------
        922,306  Alliant Techsystems, Inc. bank term loan
                 FRN Ser. B, 3.8599s, 2011                                                          934,219
        950,000  K&F Industries bank term loan FRN Ser.
                 B, 4.52s, 2012                                                                     963,063
        500,000  Piedmont bank term loan FRN 4.32s, 2010                                            504,688
        484,616  Standard Aero bank term loan FRN Ser. B,
                 4.5621s, 2012                                                                      490,673
        794,011  Transdigm, Inc. bank term loan FRN Ser.
                 C, 4.3125s, 2010                                                                   805,425
                                                                                              -------------
                                                                                                  3,698,068

Automotive (2.7%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Affinia Group bank term loan FRN Ser. B,
                 4.52s, 2011                                                                      1,015,000
        498,690  Hayes Lemmerz International, Inc. bank
                 term loan FRN 5.9895s, 2009                                                        503,054
        653,045  Tenneco Automotive, Inc. bank term loan
                 FRN 4.88s, 2010                                                                    664,201
        296,090  Tenneco Automotive, Inc. bank term loan
                 FRN 4.84s, 2010                                                                    301,148
        500,000  TRW Automotive, Inc. bank term loan FRN
                 Ser. E, 3 7/8s, 2010                                                               502,292
                                                                                              -------------
                                                                                                  2,985,695

Basic Materials (10.2%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Cognis bank term loan FRN Ser. C,
                 5.0933s, 2013                                                                    1,005,550
        796,827  Compass Minerals Group, Inc. bank term
                 loan FRN Ser. B, 4.5573s, 2009                                                     806,787
        750,000  Contech bank term loan FRN Ser. B,
                 4.52s, 2010                                                                        761,250
        726,119  Graphics Packaging bank term loan FRN
                 Ser. C, 4.5042s, 2010                                                              739,008
        498,747  Hercules, Inc. bank term loan FRN Ser.
                 B, 3.9523s, 2010                                                                   501,490
        750,000  Huntsman Corp. bank term loan FRN Ser.
                 B, 5.67s, 2010                                                                     762,188
      1,000,000  Huntsman ICI Chemicals, Inc. bank term
                 loan FRN Ser. B, 5 3/8s, 2010                                                    1,017,750
        500,000  Innophos Delay DR bank term loan FRN
                 4.39s, 2010                                                                        507,500
        395,140  Koch Cellulose bank term loan FRN Ser.
                 B, 4.22s, 2011                                                                     400,573
         99,142  Koch Cellulose bank term loan FRN 3.84s,
                 2011                                                                               100,505
        919,214  Nalco Co. bank term loan FRN Ser. B,
                 3.9951s, 2010                                                                      927,545
      1,000,000  Rockwood Special bank term loan FRN Ser.
                 B, 4.52s, 2012                                                                   1,004,821
        642,818  SGL Carbon, LLC bank term loan FRN
                 4.9488s, 2009                                                                      646,032
        697,924  Smurfit-Stone bank term loan FRN Ser. B,
                 4.0625s, 2011                                                                      708,567
        214,746  Smurfit-Stone bank term loan FRN Ser. C,
                 4.0625s, 2011                                                                      218,021
         87,330  Smurfit-Stone bank term loan FRN
                 1.9163s, 2010                                                                       88,662
        996,231  St. Mary's Cement Corp. bank term loan
                 FRN Ser. B, 3.975s, 2009                                                         1,005,571
                                                                                              -------------
                                                                                                 11,201,820

Broadcasting (3.2%)
-----------------------------------------------------------------------------------------------------------
        980,000  Alliance Atlantist bank term loan FRN
                 Ser. B, 3.77s, 2011                                                                992,250
        524,458  DirecTV bank term loan FRN Ser. B-2,
                 4.0208s, 2010                                                                      531,801
      1,000,000  Emmis Communications Corp. bank term
                 loan FRN Ser. B, 3.81s, 2010                                                     1,009,500
      1,000,000  Sinclair Broadcast Group, Inc. bank term
                 loan FRN Ser. A, 3.77s, 2009                                                     1,005,000
                                                                                              -------------
                                                                                                  3,538,551

Building Materials (1.8%)
-----------------------------------------------------------------------------------------------------------
        997,500  NCI Building Systems, Inc. bank term
                 loan FRN Ser. B, 3.99s, 2010                                                     1,008,098
        997,500  Nortek, Inc. bank term loan FRN Ser. B,
                 4.7499s, 2011                                                                    1,013,293
                                                                                              -------------
                                                                                                  2,021,391

Cable Television (2.3%)
-----------------------------------------------------------------------------------------------------------
        997,500  Charter Communications Holdings,
                 LLC/Capital Corp. bank term loan FRN
                 Ser. B, 5.3798s, 2011                                                              994,561
        750,000  Insight Midwest LP/Insight Capital, Inc.
                 bank term loan FRN 4 3/4s, 2009                                                    761,875
        750,000  Mediacom bank term loan FRN Ser. B,
                 4.3782s, 2012                                                                      755,491
                                                                                              -------------
                                                                                                  2,511,927

Commercial and Consumer Services (1.9%)
-----------------------------------------------------------------------------------------------------------
        800,000  Coinmach Corp. bank term loan FRN Ser.
                 B, 4.8252s, 2009                                                                   808,000
        794,670  Corrections Corporation of America bank
                 term loan FRN Ser. D, 4.3749s, 2008                                                806,591
        487,832  Laidlaw International, Inc. bank term
                 loan FRN Ser. B-1, 5.74s, 2009                                                     494,539
                                                                                              -------------
                                                                                                  2,109,130

Communication Services (7.1%)
-----------------------------------------------------------------------------------------------------------
        997,488  Centennial Cellular Operating Co., LLC
                 bank term loan FRN Ser. B, 4.8813s, 2011                                         1,009,777
        498,333  Consolidated Communications bank term
                 loan FRN Ser. C, 4.6446s, 2012                                                     505,808
        950,000  Iowa Telecom bank term loan FRN Ser. B,
                 4.02s, 2011                                                                        957,521
        978,738  Nextel Communications, Inc. bank term
                 loan FRN Ser. E, 4.1875s, 2010                                                     979,848
        995,482  PanAmSat Corp. bank term loan FRN Ser.
                 B, 4.88s, 2011                                                                   1,001,478
      1,000,000  Qwest Communications International, Inc.
                 bank term loan FRN Ser. A, 6 1/2s, 2007                                          1,041,667
        249,375  SBA Senior Finance, Inc. bank term loan
                 FRN 5.5589s, 2008                                                                  251,557
      1,000,000  TSI Telecommunication Services, Inc.
                 bank term loan FRN Ser. B, 4.8065s, 2010                                         1,009,375
        997,500  Western Wireless Corp. bank term loan
                 FRN Ser. B, 4.886s, 2011                                                         1,013,353
                                                                                              -------------
                                                                                                  7,770,384

Consumer (1.1%)
-----------------------------------------------------------------------------------------------------------
        493,756  American Achievement Corp. bank term
                 loan FRN Ser. B, 4.5859s, 2011                                                     500,237
        700,000  Jostens, Inc. bank term loan FRN Ser. B,
                 4.5445s, 2011                                                                      705,125
                                                                                              -------------
                                                                                                  1,205,362

Consumer Goods (1.3%)
-----------------------------------------------------------------------------------------------------------
        250,000  Culligan bank term loan FRN Ser. B,
                 4.5613s, 2011                                                                      254,167
        498,747  Prestige Brands, Inc. bank term loan FRN
                 Ser. B, 4.8647s, 2011                                                              504,358
        135,610  Prestige Brands, Inc. bank term loan FRN
                 Ser. B-1, 4.8647s, 2011                                                            137,136
        541,159  Rayovac Corp. bank term loan FRN Ser. C,
                 4.6862s, 2009                                                                      548,826
                                                                                              -------------
                                                                                                  1,444,487

Consumer Services (1.0%)
-----------------------------------------------------------------------------------------------------------
        533,635  Itron, Inc. bank term loan FRN 4 1/4s,
                 2010                                                                               537,637
        415,449  United Rentals, Inc. bank term loan FRN
                 4.3586s, 2011                                                                      420,123
         83,507  United Rentals, Inc. bank term loan FRN
                 Ser. B, 3.36s, 2011                                                                 84,134
                                                                                              -------------
                                                                                                  1,041,894

Consumer Staples (0.9%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Gray Television, Inc. bank term loan FRN
                 Ser. B, 3.776s, 2010                                                             1,011,667

Containers (0.5%)
-----------------------------------------------------------------------------------------------------------
        550,000  Graham bank term loan FRN Ser. B, 4
                 5/8s, 2011                                                                         557,857

Energy (3.7%)
-----------------------------------------------------------------------------------------------------------
        997,500  Belden and Blake bank term loan FRN
                 4.6002s, 2011                                                                    1,013,709
        962,500  Dresser Rand bank term loan FRN Ser. B,
                 4.18s, 2011                                                                        976,938
        500,000  Dresser, Inc. bank term loan FRN 5.84s,
                 2010                                                                               507,500
      1,000,000  Foundation Coal bank term loan FRN Class
                 B, 4.04s, 2011                                                                   1,014,250
        498,750  Pride bank term loan FRN Ser. B, 3.61s,
                 2011                                                                               504,361
                                                                                              -------------
                                                                                                  4,016,758

Entertainment (1.8%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  MGM Studios bank term loan FRN Ser. B,
                 4.48s, 2011                                                                      1,002,500
        997,500  Six Flags, Inc. bank term loan FRN Ser.
                 B, 4.57s, 2009                                                                   1,006,228
                                                                                              -------------
                                                                                                  2,008,728

Financial (1.3%)
-----------------------------------------------------------------------------------------------------------
        412,168  Crescent Real Estate Equities, LP bank
                 term loan FRN 4.3201s, 2007                                                        415,517
        950,000  General Growth Property bank term loan
                 FRN Ser. B, 4.35s, 2008                                                            953,266
                                                                                              -------------
                                                                                                  1,368,783

Food (0.9%)
-----------------------------------------------------------------------------------------------------------
        249,373  Del Monte Foods Co. bank term loan FRN
                 Ser. B, 4.38s, 2010                                                                253,504
        214,785  Dole Food Co. bank term loan FRN Ser. D,
                 4.7145s, 2009                                                                      218,409
        497,494  Pinnacle Foods Holding Corp. bank term
                 loan FRN 4.2598s, 2010                                                             496,457
                                                                                              -------------
                                                                                                    968,370

Gaming & Lottery (4.1%)
-----------------------------------------------------------------------------------------------------------
        700,000  Borgata Resorts bank term loan FRN Ser.
                 B, 3.93s, 2011                                                                     704,667
        997,500  Boyd Gaming Corp. bank term loan FRN
                 Ser. B, 3.8047s, 2010                                                            1,010,468
        641,092  Penn National Gaming, Inc. bank term
                 loan FRN Ser. D, 4.4802s, 2010                                                     643,016
        570,000  Pinnacle Entertainment, Inc. bank term
                 loan FRN Ser. B, 4.98s, 2010                                                       577,125
      1,000,000  Scientific Gaming bank term loan FRN
                 Ser. D, 4 1/2s, 2008                                                             1,012,500
        431,370  Venetian Casino Resort, LLC bank term
                 loan FRN Ser. B, 4.29s, 2011                                                       438,379
         68,630  Venetian Casino Resort, LLC bank term
                 loan FRN Ser. B, 4.11s, 2011                                                        69,317
                                                                                              -------------
                                                                                                  4,455,472

Health Care (7.7%)
-----------------------------------------------------------------------------------------------------------
        972,857  Alderwoods Group, Inc. bank term loan
                 FRN 4.6084s, 2009                                                                  981,370
        618,750  Beverly Enterprises, Inc. bank term loan
                 FRN 4.5103s, 2008                                                                  627,000
      1,000,000  Community Health Systems, Inc. bank term
                 loan FRN Ser. B, 3.54s, 2011                                                     1,007,813
      1,000,000  Express Scripts, Inc. bank term loan FRN
                 Ser. B, 3.52s, 2010                                                              1,007,500
        998,750  IASIS Healthcare Corp. bank term loan
                 FRN Ser. B, 4.2498s, 2011                                                        1,012,275
        886,821  Kinetic Concepts, Inc. bank term loan
                 FRN Ser. B, 3.98s, 2011                                                            898,276
      1,000,000  Magellan Health bank term loan FRN Ser.
                 B, 4.13s, 2008                                                                   1,013,750
        996,438  Triad Hospitals, Inc. bank term loan FRN
                 Ser. B, 4.21s, 2008                                                              1,009,233
        806,293  VWR International, Inc. bank term loan
                 FRN Ser. B, 4.58s, 2011                                                            820,403
                                                                                              -------------
                                                                                                  8,377,620

Homebuilding (1.8%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Landsource bank term loan FRN Ser. B,
                 4.6875s, 2010                                                                    1,015,000
      1,000,000  Southedge bank term loan FRN Ser. C,
                 4.0625s, 2009                                                                    1,008,125
                                                                                              -------------
                                                                                                  2,023,125

Household Furniture and Appliances (0.8%)
-----------------------------------------------------------------------------------------------------------
        862,385  Sealy Mattress Co. bank term loan FRN
                 Ser. C, 4.2755s, 2012                                                              875,321

Machinery (2.0%)
-----------------------------------------------------------------------------------------------------------
        414,300  AGCO Corp. bank term loan FRN 3.6586s,
                 2008                                                                               421,032
      1,000,000  Ashtead bank term loan FRN Ser. B,
                 4.8125s, 2009                                                                    1,013,750
        750,000  Terex Corp. bank term loan FRN Ser. B,
                 3.9397s, 2009                                                                      757,813
                                                                                              -------------
                                                                                                  2,192,595

Manufacturing (3.9%)
-----------------------------------------------------------------------------------------------------------
        750,000  Amsted Industries bank term loan FRN
                 4.8839s, 2010                                                                      758,438
        881,308  Flowserve Corp. bank term loan FRN Ser.
                 C, 4.6634s, 2009                                                                   893,426
        660,000  Goodman Manufacturing bank term loan FRN
                 Ser. B, 4.0313s, 2009                                                              661,650
        990,636  Invensys, PLC bank term loan FRN Ser.
                 B-1, 5.477s, 2009 (United Kingdom)                                               1,003,019
        498,750  Polypore International bank term loan
                 FRN 4.21s, 2011                                                                    504,984
        493,590  Roper Industries, Inc. bank term loan
                 FRN 4.0419s, 2008                                                                  493,590
                                                                                              -------------
                                                                                                  4,315,107

Media (3.2%)
-----------------------------------------------------------------------------------------------------------
        204,487  Affinity Group Holdings bank term loan
                 FRN Ser. B1, 6.0069s, 2009                                                         206,361
        511,218  Affinity Group Holdings bank term loan
                 FRN Ser. B2, 4.975s, 2009                                                          515,904
        500,000  Freedom Communications, Inc. bank term
                 loan FRN Ser. B, 3.9838s, 2012                                                     507,750
        498,747  Regal Cinemas, Inc. bank term loan FRN
                 Ser. B, 4.225s, 2010                                                               503,111
        747,860  Sun Media bank term loan FRN Ser. B,
                 4.1255s, 2009                                                                      752,301
        994,987  Warner Music Group bank term loan FRN
                 Ser. B, 4.6796s, 2011                                                            1,009,912
                                                                                              -------------
                                                                                                  3,495,339

Office Equipment & Supplies (0.9%)
-----------------------------------------------------------------------------------------------------------
        997,500  Buhrmann US, Inc. bank term loan FRN
                 Ser. C-1, 4.32s, 2010                                                            1,008,722

Publishing (5.4%)
-----------------------------------------------------------------------------------------------------------
        800,000  Advertising Direct bank term loan FRN
                 4.09s, 2011                                                                        806,000
        250,000  Advertising Direct bank term loan FRN
                 5.84s, 2012                                                                        255,063
        907,253  Dex Media East, LLC/Dex Media East
                 Finance Co. bank term loan FRN Ser. B,
                 3.8227s, 2009                                                                      916,779
        947,900  Dex Media West, LLC bank term loan FRN
                 Ser. B, 3.7333s, 2010                                                              955,404
        500,000  Journal Register Co. bank term loan FRN
                 Ser. B, 3.604s, 2012                                                               501,250
      1,000,000  Raycom Media, Inc. bank term loan FRN
                 Ser. B, 4.0625s, 2012                                                            1,011,250
        498,750  RH Donnelley Finance Corp. bank term
                 loan FRN Ser. B, 4.1604s, 2011                                                     503,057
        981,675  Transwestern Pub bank term loan FRN Ser.
                 B, 4.1382s, 2011                                                                   991,799
                                                                                              -------------
                                                                                                  5,940,602

Restaurants (1.4%)
-----------------------------------------------------------------------------------------------------------
        490,440  Domino's, Inc. bank term loan FRN Ser.
                 B, 4 3/4s, 2010                                                                    493,505
      1,000,000  Jack in the Box, Inc. bank term loan FRN
                 4.1434s, 2008                                                                    1,017,500
                                                                                              -------------
                                                                                                  1,511,005

Retail (3.1%)
-----------------------------------------------------------------------------------------------------------
        416,438  Boise Cascade Corp. bank term loan FRN
                 Ser. B, 4 1/4s, 2011                                                               423,292
        383,562  Boise Cascade Corp. bank term loan FRN
                 Ser. C, 4 1/4s, 2011                                                               386,090
        607,653  Couche-Tard bank term loan FRN 3.8948s,
                 2010                                                                               614,236
        997,500  Jean Coutu Group, Inc. bank term loan
                 FRN Ser. B, 4.437s, 2011                                                         1,012,803
        615,808  PETCO Animal Supplies, Inc. bank term
                 loan FRN Ser. D, 4.69s, 2009                                                       622,351
        299,250  Rite Aid Corp. bank term loan FRN
                 3.745s, 2009                                                                       301,120
                                                                                              -------------
                                                                                                  3,359,892

Technology (2.8%)
-----------------------------------------------------------------------------------------------------------
        500,000  Iron Mountain, Inc. bank term loan FRN
                 3.77s, 2011                                                                        503,125
        497,500  Iron Mountain, Inc. bank term loan FRN
                 Ser. C, 3.5625s, 2011                                                              500,112
        285,700  Seagate Technology Hdd Holdings bank
                 term loan FRN Ser. B, 4.3125s, 2007
                 (Cayman Islands)                                                                   289,986
        714,300  Seagate Technology, Inc. bank term loan
                 FRN 4.3125s, 2007 (Cayman Islands)                                                 725,015
      1,000,000  UGS PLM Solutions bank term loan FRN
                 Ser. B, 3.85s, 2011                                                              1,015,000
                                                                                              -------------
                                                                                                  3,033,238

Tire & Rubber (0.5%)
-----------------------------------------------------------------------------------------------------------
        500,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 4.6s, 2007                                                           504,844

Transportation (0.2%)
-----------------------------------------------------------------------------------------------------------
        178,857  Rail America bank term loan FRN Ser. B,
                 4 3/8s, 2011                                                                       181,391
         21,143  Rail America CAN bank term loan FRN Ser.
                 B, 4 3/8s, 2011                                                                     21,442
                                                                                              -------------
                                                                                                    202,833

Utilities & Power (4.1%)
-----------------------------------------------------------------------------------------------------------
        752,018  Allegheny Advance bank term loan FRN
                 4.77s, 2011                                                                        764,802
        738,150  Dynegy Holdings, Inc. bank term loan FRN
                 Ser. B, 6.02s, 2010                                                                752,913
        613,000  EL Paso Corp. bank term loan FRN Class
                 B, 4.77s, 2009                                                                     617,023
        367,000  EL Paso Corp. bank term loan FRN 4.77s,
                 2009                                                                               368,507
        498,747  Midwest Generation, LLC bank term loan
                 FRN 5.3888s, 2011                                                                  505,605
        500,000  Northwestern Corp. bank term loan FRN
                 Ser. B, 3.77s, 2011                                                                506,250
        997,487  Williams Products bank term loan FRN
                 Ser. C, 4.59s, 2007                                                              1,010,787
                                                                                              -------------
                                                                                                  4,525,887

Waste Management (1.4%)
-----------------------------------------------------------------------------------------------------------
        983,793  Allied Waste Industries, Inc. bank term
                 loan FRN 4.7492s, 2010                                                             996,442
        495,000  IESI Corp. bank term loan FRN 5.0793s,
                 2010                                                                               498,713
                                                                                              -------------
                                                                                                  1,495,155
                                                                                              -------------
                 Total Senior loans  (cost $97,215,123)                                         $97,281,848

Corporate bonds and notes (6.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Basic Materials (0.7%)
-----------------------------------------------------------------------------------------------------------
       $750,000  Lyondell Chemical Co. company guaranty 9
                 1/2s, 2008                                                                        $813,750

Capital Goods (0.5%)
-----------------------------------------------------------------------------------------------------------
        500,000  Mueller Group, Inc. sec. FRN 6.91s, 2011                                           517,500

Communication Services (2.3%)
-----------------------------------------------------------------------------------------------------------
        750,000  Airgate PCS, Inc. 144A sec. FRN 5.85s,
                 2011                                                                               766,875
      1,000,000  Rogers Wireless, Inc. 144A sec. FRN
                 5.145s, 2010 (Canada)                                                            1,035,000
        750,000  Rural Cellular Corp. sec. FRN 6.38s,
                 2010                                                                               772,500
                                                                                              -------------
                                                                                                  2,574,375

Consumer Cyclicals (0.5%)
-----------------------------------------------------------------------------------------------------------
        500,000  Primedia, Inc. 144A sr. notes FRN
                 7.665s, 2010                                                                       515,000

Consumer Staples (1.9%)
-----------------------------------------------------------------------------------------------------------
        500,000  CSC Holdings, Inc. sr. notes 7 7/8s,
                 2007                                                                               532,500
      1,000,000  Echostar DBS Corp. FRN 5.256s, 2008                                              1,037,500
        500,000  Marquee, Inc. 144A sr. notes FRN 5.97s,
                 2010                                                                               525,000
                                                                                              -------------
                                                                                                  2,095,000

Technology (0.5%)
-----------------------------------------------------------------------------------------------------------
        500,000  Freescale Semiconductor, Inc. sr. notes
                 FRN 4.82s, 2009                                                                    517,500

Utilities & Power (0.5%)
-----------------------------------------------------------------------------------------------------------
        500,000  CMS Energy Corp. pass-through
                 certificates 7s, 2005                                                              501,014
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $7,449,528)                              $7,534,139

Short-term investments (14.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $1,900,000  Interest in $350,000,000 joint tri-party
                 repurchase agreement dated November 30,
                 2004 with UBS Securities, LLC due
                 December 1, 2004 with respect to various
                 U.S. Government obligations -- maturity
                 value of $1,900,109 for an effective
                 yield of 2.07% (collateralized by Fannie
                 Mae securities with yields ranging from
                 1.875% to 7.0% and due dates ranging
                 from December 15, 2004 to November 15,
                 2030)                                                                           $1,900,000
     13,536,709  Putnam Prime Money Market Fund (e)                                              13,536,709
                                                                                              -------------
                 Total Short-term investments  (cost $15,436,709)                               $15,436,709
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $120,101,360) (b)                                     $120,252,696
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $109,395,637.

  (b) The aggregate identified cost on a tax basis is the same.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at November 30, 2004. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

  (e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $43,767 for the period ended November 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at November 30, 2004.

      Security valuation Senior loans are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in senior loans, quotations from senior loan dealers, market transactions in comparable securities and various relationships between securities in determining value. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest.
       Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: January 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: January 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: January 28, 2005



Item 1. Schedule of Investments:
--------------------------------

Putnam Income Opportunities Fund


QUARTERLY PORTFOLIO HOLDINGS

11-30-04




Putnam Income Opportunities Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
November 30, 2004 (Unaudited)

Corporate bonds and notes (40.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Agency (1.8%)
-----------------------------------------------------------------------------------------------------------
EUR      24,000  Norddeutsche Landesbank Girozentrale
                 bonds Ser. 7, 5 3/4s, 2010 (Germany)                                               $36,104
CHF      60,000  Oester Postspark Bawag foreign
                 government guaranty Ser. EMTN, 3 1/4s,
                 2011 (Austria)                                                                      56,566
                                                                                              -------------
                                                                                                     92,670
Banking (6.4%)
-----------------------------------------------------------------------------------------------------------
EUR      70,000  Bank Nederlandse Gemeenten NV notes 4
                 5/8s, 2012 (Netherlands)                                                            99,302
EUR      23,000  Bayerische Landesbank bonds Ser. 5, 5
                 1/4s, 2009 (Germany)                                                                33,285
EUR     150,000  Depfa ACS Bank sr. sec. public loan
                 notes 3 1/4s, 2008 (Ireland)                                                       201,926
                                                                                              -------------
                                                                                                    334,513
Other (31.9%)
-----------------------------------------------------------------------------------------------------------
       $235,000  Core Investment Grade Bond Turst I
                 pass-through certificates 4.727s, 2007                                             240,111
        475,000  Dow Jones CDX HY 144A pass-through
                 certificates 7 3/4s, 2009                                                          482,125
        210,000  Dow Jones CDX HY 144A pass-through
                 certificates Ser. 3-2, 6 3/8s, 2009                                                213,413
        480,000  Dow Jones CDX HY 144A pass-through
                 certificates Ser. 3-3, 8s, 2009                                                    486,900
         50,000  Dow Jones CDX HY 144A pass-through
                 certificates Ser. 3-4, 10 1/2s, 2009                                                50,063
EUR     150,000  iBond Securities, PLC sec. FRN Ser. 4C,
                 2.466s, 2009 (Ireland)                                                             199,953
                                                                                              -------------
                                                                                                  1,672,565
Supranational (0.7%)
-----------------------------------------------------------------------------------------------------------
CHF      40,000  European Investment Bank supranational
                 bank bonds 3 1/2s, 2014 (Supra-Nation)                                              38,608
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $2,077,273)                              $2,138,356

Common stocks (25.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.4%)
-----------------------------------------------------------------------------------------------------------
            200  Boeing Co. (The)                                                                   $10,714
             57  Goodrich Corp.                                                                       1,810
            157  United Industrial Corp.                                                              6,123
                                                                                              -------------
                                                                                                     18,647
Automotive (0.1%)
-----------------------------------------------------------------------------------------------------------
             69  Cummins, Inc.                                                                        5,494

Banking (1.1%)
-----------------------------------------------------------------------------------------------------------
            298  Bank of America Corp.                                                               13,788
            170  Colonial Bancgroup, Inc.                                                             3,609
            320  Flagstar Bancorp, Inc.                                                               6,973
            128  Hibernia Corp. Class A                                                               3,702
             88  KeyCorp                                                                              2,930
            162  National City Corp.                                                                  6,007
            280  New York Community Bancorp, Inc.                                                     5,538
            253  U.S. Bancorp                                                                         7,496
             75  Washington Mutual, Inc.                                                              3,053
             35  Wells Fargo & Co.                                                                    2,162
             70  Westcorp                                                                             2,960
                                                                                              -------------
                                                                                                     58,218
Beverage (--%)
-----------------------------------------------------------------------------------------------------------
             47  Boston Beer Co., Inc. Class A (NON)                                                  1,024

Biotechnology (0.2%)
-----------------------------------------------------------------------------------------------------------
            133  Applera Corp.-Applied Biosystems Group                                               2,727
             98  Celgene Corp. (NON)                                                                  2,687
            310  eResearch Technology, Inc. (NON)                                                     4,569
                                                                                              -------------
                                                                                                      9,983
Chemicals (0.5%)
-----------------------------------------------------------------------------------------------------------
            233  Dow Chemical Co. (The)                                                              11,760
            147  PPG Industries, Inc.                                                                 9,918
            140  RPM, Inc.                                                                            2,589
                                                                                              -------------
                                                                                                     24,267
Commercial and Consumer Services (0.2%)
-----------------------------------------------------------------------------------------------------------
            135  Administaff, Inc. (NON)                                                              2,012
            135  PDI, Inc. (NON)                                                                      3,141
            200  Sabre Holdings Corp.                                                                 4,616
                                                                                              -------------
                                                                                                      9,769
Communications Equipment (0.4%)
-----------------------------------------------------------------------------------------------------------
            300  Aspect Communications Corp. (NON)                                                    3,255
            648  Cisco Systems, Inc. (NON)                                                           12,124
            161  Inter-Tel, Inc.                                                                      4,560
                                                                                              -------------
                                                                                                     19,939
Computers (0.2%)
-----------------------------------------------------------------------------------------------------------
            285  Corillian Corp. (NON)                                                                1,656
            526  Hewlett-Packard Co.                                                                 10,520
                                                                                              -------------
                                                                                                     12,176
Consumer Finance (0.2%)
-----------------------------------------------------------------------------------------------------------
             92  CompuCredit Corp. (NON)                                                              2,205
            224  MBNA Corp.                                                                           5,949
            230  Providian Financial Corp. (NON)                                                      3,692
                                                                                              -------------
                                                                                                     11,846
Consumer Goods (0.3%)
-----------------------------------------------------------------------------------------------------------
            160  Clorox Co.                                                                           8,819
            107  Kimberly-Clark Corp.                                                                 6,806
                                                                                              -------------
                                                                                                     15,625
Consumer Services (0.1%)
-----------------------------------------------------------------------------------------------------------
            128  Labor Ready, Inc. (NON)                                                              2,033
            114  Netflix, Inc. (NON)                                                                  1,297
                                                                                              -------------
                                                                                                      3,330
Electric Utilities (0.3%)
-----------------------------------------------------------------------------------------------------------
             68  Alliant Energy Corp.                                                                 1,855
            216  Cleco Corp.                                                                          4,277
             42  NSTAR                                                                                2,127
             83  TXU Corp.                                                                            5,214
                                                                                              -------------
                                                                                                     13,473
Electrical Equipment (0.4%)
-----------------------------------------------------------------------------------------------------------
            107  Emerson Electric Co.                                                                 7,150
            268  Lincoln Electric Holdings, Inc.                                                      9,619
             41  Rockwell Automation, Inc.                                                            1,939
                                                                                              -------------
                                                                                                     18,708
Electronics (0.7%)
-----------------------------------------------------------------------------------------------------------
          1,285  Agere Systems, Inc. Class B (NON)                                                    1,748
            173  Agilysys, Inc.                                                                       2,860
            440  Atmel Corp. (NON)                                                                    1,562
            100  Ditech Communications Corp. (NON)                                                    1,576
            600  Intel Corp.                                                                         13,410
             57  Keithley Instruments, Inc.                                                           1,078
             39  Linear Technology Corp.                                                              1,488
             71  Maxim Integrated Products, Inc.                                                      2,908
            521  Motorola, Inc.                                                                      10,034
            161  National Semiconductor Corp.                                                         2,489
                                                                                              -------------
                                                                                                     39,153
Entertainment (0.1%)
-----------------------------------------------------------------------------------------------------------
            476  Metro-Goldwyn-Mayer, Inc.                                                            5,636

Financial (1.2%)
-----------------------------------------------------------------------------------------------------------
             72  Advanta Corp. Class B                                                                1,719
            198  CharterMac                                                                           4,811
            225  Citigroup, Inc.                                                                     10,069
            364  S&P 500 Index Depositary Receipts (SPDR
                 Trust Series 1)                                                                     42,912
             85  Stifel Financial Corp. (NON)                                                         2,044
                                                                                              -------------
                                                                                                     61,555
Food (0.1%)
-----------------------------------------------------------------------------------------------------------
            111  Cal-Maine Foods, Inc.                                                                1,468
            127  Lance, Inc.                                                                          2,367
             32  Sanderson Farms, Inc.                                                                1,192
                                                                                              -------------
                                                                                                      5,027
Forest Products and Packaging (0.1%)
-----------------------------------------------------------------------------------------------------------
            159  Louisiana-Pacific Corp.                                                              3,891
             41  Plum Creek Timber Company, Inc.                                                      1,517
             30  Rayonier, Inc.                                                                       1,433
                                                                                              -------------
                                                                                                      6,841
Gaming & Lottery (0.4%)
-----------------------------------------------------------------------------------------------------------
            151  Ameristar Casinos, Inc.                                                              6,078
            145  GTECH Holdings Corp.                                                                 3,502
             32  Harrah's Entertainment, Inc.                                                         1,965
            200  International Game Technology                                                        7,070
                                                                                              -------------
                                                                                                     18,615
Health Care Services (0.4%)
-----------------------------------------------------------------------------------------------------------
             24  Coventry Health Care, Inc. (NON)                                                     1,191
            407  Select Medical Corp.                                                                 7,102
             83  UnitedHealth Group, Inc.                                                             6,877
             64  WellPoint Health Networks, Inc. (NON)                                                8,006
                                                                                              -------------
                                                                                                     23,176
Industrial (0.2%)
-----------------------------------------------------------------------------------------------------------
            104  3M Co.                                                                               8,277

Insurance (0.5%)
-----------------------------------------------------------------------------------------------------------
             53  Commerce Group, Inc.                                                                 3,148
            167  First American Corp.                                                                 5,503
            161  Lincoln National Corp.                                                               7,409
             80  UICI                                                                                 2,672
            164  Zenith National Insurance Corp.                                                      7,539
                                                                                              -------------
                                                                                                     26,271
Investment Banking/Brokerage (1.3%)
-----------------------------------------------------------------------------------------------------------
            200  IndyMac Bancorp, Inc.                                                                6,498
            233  MCG Capital Corp.                                                                    3,961
            110  National Financial Partners Corp.                                                    3,821
          1,497  streetTRACKS Dow Jones Stoxx 50 Fund                                                54,850
                                                                                              -------------
                                                                                                     69,130
Lodging/Tourism (0.1%)
-----------------------------------------------------------------------------------------------------------
            261  Host Marriott Corp.                                                                  4,087

Manufacturing (0.4%)
-----------------------------------------------------------------------------------------------------------
            265  Acuity Brands, Inc.                                                                  7,799
             84  Dover Corp.                                                                          3,398
            240  Nordson Corp.                                                                        9,134
                                                                                              -------------
                                                                                                     20,331
Media (0.3%)
-----------------------------------------------------------------------------------------------------------
            156  Journal Communications, Inc. Class A                                                 2,736
            693  Liberty Media Corp. Class A (NON)                                                    7,159
            379  Time Warner, Inc. (NON)                                                              6,712
                                                                                              -------------
                                                                                                     16,607
Medical Technology (0.1%)
-----------------------------------------------------------------------------------------------------------
            138  Becton, Dickinson and Co.                                                            7,560

Metal Fabricators (0.1%)
-----------------------------------------------------------------------------------------------------------
             64  Mueller Industries, Inc.                                                             1,967
            181  USEC, Inc.                                                                           1,906
                                                                                              -------------
                                                                                                      3,873
Metals (0.1%)
-----------------------------------------------------------------------------------------------------------
             92  Southern Peru Copper Corp.                                                           4,372

Miscellaneous (4.2%)
-----------------------------------------------------------------------------------------------------------
            323  iShares MSCI Pacific ex-Japan Index Fund                                            28,899
          1,066  iShares Russell 1000 Growth Index Fund                                             165,497
            342  iShares S&P Latin America 40 Index Fund                                             25,629
                                                                                              -------------
                                                                                                    220,025
Natural Gas Utilities (0.3%)
-----------------------------------------------------------------------------------------------------------
             80  Energen Corp.                                                                        4,629
            116  KeySpan Corp.                                                                        4,584
             59  National Fuel Gas Co.                                                                1,664
             81  ONEOK, Inc.                                                                          2,262
                                                                                              -------------
                                                                                                     13,139
Office Equipment & Supplies (0.2%)
-----------------------------------------------------------------------------------------------------------
            132  Ennis Business Forms                                                                 2,620
            206  Kimball International, Inc. Class B                                                  3,069
            167  Standard Register Co. (The)                                                          2,198
                                                                                              -------------
                                                                                                      7,887
Oil & Gas (0.9%)
-----------------------------------------------------------------------------------------------------------
            230  ChevronTexaco Corp.                                                                 12,558
             90  ConocoPhillips                                                                       8,189
             87  Crosstex Energy, Inc.                                                                3,503
            436  ExxonMobil Corp. (SEG)                                                              22,345
             37  Marathon Oil Corp.                                                                   1,459
                                                                                              -------------
                                                                                                     48,054
Pharmaceuticals (0.8%)
-----------------------------------------------------------------------------------------------------------
             34  Allergan, Inc.                                                                       2,499
            344  Bristol-Myers Squibb Co.                                                             8,084
             54  Cephalon, Inc. (NON)                                                                 2,567
            239  Johnson & Johnson                                                                   14,416
            232  Merck & Co., Inc.                                                                    6,501
            169  Nektar Therapeutics (NON)                                                            3,158
            228  Pfizer, Inc.                                                                         6,332
                                                                                              -------------
                                                                                                     43,557
Publishing (--%)
-----------------------------------------------------------------------------------------------------------
             29  McGraw-Hill Companies, Inc. (The)                                                    2,544

Railroads (0.1%)
-----------------------------------------------------------------------------------------------------------
            135  Norfolk Southern Corp.                                                               4,635

Real Estate (5.5%)
-----------------------------------------------------------------------------------------------------------
             18  Alexandria Real Estate Equities, Inc.
                 (R)                                                                                  1,292
             49  AMB Property Corp.                                                                   1,958
            100  Apartment Investment & Management Co.
                 Class A (R)                                                                          3,637
            155  Archstone-Smith Operating Trust (R)                                                  5,658
             69  Arden Realty, Inc. (R)                                                               2,484
            100  Associated Estates Realty Corp.                                                        982
             73  Avalonbay Communities, Inc. (R)                                                      5,190
             53  Bedford Property Investors (R)                                                       1,479
             64  BNP Residential Properties, Inc.                                                       941
            121  Boston Properties, Inc. (R)                                                          7,282
            125  Brandywine Realty Trust (R)                                                          3,556
             71  Camden Property Trust                                                                3,481
             30  CarrAmerica Realty Corp. (R)                                                           972
             72  Catellus Development Corp.                                                           2,261
             24  CBL & Associates Properties (R)                                                      1,759
            143  Commercial Net Lease Realty (R)                                                      2,907
             70  Cornerstone Realty Income Trust, Inc.                                                  701
             54  Cousins Properties, Inc. (R)                                                         1,771
            166  Crescent Real Estate Equities Co.                                                    3,005
            117  Developers Diversified Realty Corp. (R)                                              5,037
             85  Duke Realty Investments, Inc. (R)                                                    2,937
             52  Entertainment Properties Trust (R)                                                   2,231
            491  Equity Office Properties Trust (R)                                                  13,478
            263  Equity Residential Properties Trust (R)                                              8,866
             24  Essex Property Trust, Inc. (R)                                                       1,933
             22  Federal Realty Investment Trust (R)                                                  1,103
             18  First Industrial Realty Trust (R)                                                      716
             65  Gables Residential Trust (R)                                                         2,319
            285  General Growth Properties, Inc. (R)                                                  9,778
            133  Glenborough Realty Trust, Inc. (R)                                                   2,905
            224  Health Care Property Investors, Inc. (R)                                             6,010
             59  Health Care REIT, Inc. (R)                                                           2,090
            105  Healthcare Realty Trust, Inc. (R)                                                    4,274
            100  Heritage Property Investment Trust                                                   3,210
            100  Hersha Hospitality Trust                                                               991
            149  Highwoods Properties, Inc. (R)                                                       3,855
            132  Hospitality Properties Trust                                                         5,932
            618  HRPT Properties Trust (R)                                                            7,472
            380  IMPAC Mortgage Holdings, Inc. (R)                                                    8,903
            100  Innkeepers USA Trust (R)                                                             1,348
             60  Kilroy Realty Corp. (R)                                                              2,425
            174  Kimco Realty Corp. (R)                                                               9,897
             17  Kramont Realty Trust                                                                   342
             42  LaSalle Hotel Properties (R)                                                         1,289
            100  Liberty Property Trust (R)                                                           4,100
            427  LTC Properties, Inc. (R)                                                             8,049
             58  Macerich Co. (The)                                                                   3,523
            152  Mack-Cali Realty Corp. (R)                                                           6,648
             51  Maguire Properties, Inc.                                                             1,342
             18  Mills Corp. (R)                                                                      1,068
            142  Mission West Properties (R)                                                          1,456
            100  Monmouth Real Estate Investment Corp.
                 Class A                                                                                827
            100  National Health Investors, Inc. (R)                                                  2,895
             77  National Health Realty, Inc.                                                         1,545
            172  Nationwide Health Properties, Inc. (R)                                               3,939
            200  New Plan Excel Realty Trust                                                          5,296
             48  Newcastle Investment Corp.                                                           1,506
             52  Omega Healthcare Investors, Inc.                                                       651
             32  Pan Pacific Retail Properties, Inc. (R)                                              1,898
             56  Prentiss Properties Trust (R)                                                        2,094
            149  ProLogis Trust (R)                                                                   5,994
            129  Public Storage, Inc. (R)                                                             6,886
            193  RAIT Investment Trust (R)                                                            5,404
             58  Realty Income Corp.                                                                  2,890
             66  Reckson Associates Realty Corp. (R)                                                  2,137
             17  Regency Centers Corp.                                                                  884
            200  Senior Housing Properties Trust (R)                                                  3,936
            231  Simon Property Group, Inc. (R)                                                      14,340
             47  SL Green Realty Corp. (R)                                                            2,709
             34  Sovran Self Storage, Inc.                                                            1,436
             34  Tanger Factory Outlet Centers                                                        1,704
             20  Town & Country Trust (The) (R)                                                         564
            264  Trizec Properties, Inc. (R)                                                          4,348
            100  United Dominion Realty Trust, Inc.                                                   2,299
            100  United Mobile Homes, Inc.                                                            1,489
             39  Urstadt Biddle Properties, Inc. Class A                                                657
            152  US Restaurant Properties, Inc.                                                       2,759
            148  Ventas, Inc.                                                                         4,011
            155  Vornado Realty Trust (R)                                                            11,393
             69  Weingarten Realty Investors (R)                                                      2,812
            143  Winston Hotels, Inc. (R)                                                             1,627
                                                                                              -------------
                                                                                                    287,773
Regional Bells (0.1%)
-----------------------------------------------------------------------------------------------------------
            156  Verizon Communications, Inc.                                                         6,432

Restaurants (--%)
-----------------------------------------------------------------------------------------------------------
             70  Lone Star Steakhouse & Saloon, Inc.                                                  1,889

Retail (1.0%)
-----------------------------------------------------------------------------------------------------------
            271  Abercrombie & Fitch Co. Class A                                                     12,344
            115  Amazon.com, Inc. (NON)                                                               4,563
             47  Chico's FAS, Inc. (NON)                                                              1,814
            292  Gap, Inc. (The)                                                                      6,380
            530  Ingles Markets, Inc. Class A                                                         6,779
            430  Limited Brands, Inc.                                                                10,509
            248  Supervalu, Inc.                                                                      7,834
                                                                                              -------------
                                                                                                     50,223
Semiconductor (--%)
-----------------------------------------------------------------------------------------------------------
             61  Cognex Corp.                                                                         1,574

Shipping (0.4%)
-----------------------------------------------------------------------------------------------------------
            108  FedEx Corp.                                                                         10,263
            184  J. B. Hunt Transport Services, Inc.                                                  7,397
             28  Overseas Shipholding Group                                                           1,839
                                                                                              -------------
                                                                                                     19,499
Software (0.7%)
-----------------------------------------------------------------------------------------------------------
             27  Adobe Systems, Inc.                                                                  1,635
             96  Autodesk, Inc.                                                                       6,279
             77  Citrix Systems, Inc. (NON)                                                           1,818
            653  Microsoft Corp. (SEG)                                                               17,507
             77  SS&C Technologies, Inc.                                                              1,724
            100  Symantec Corp. (NON)                                                                 6,381
                                                                                              -------------
                                                                                                     35,344
Technology Services (0.2%)
-----------------------------------------------------------------------------------------------------------
            227  Ingram Micro, Inc. Class A (NON)                                                     4,367
             77  MTS Systems Corp.                                                                    2,337
            200  QAD, Inc.                                                                            1,648
             79  United Online, Inc. (NON)                                                              843
                                                                                              -------------
                                                                                                      9,195
Telecommunications (0.3%)
-----------------------------------------------------------------------------------------------------------
            403  AT&T Corp.                                                                           7,375
            554  Citizens Communications Co.                                                          7,922
             70  Earthlink, Inc. (NON)                                                                  759
                                                                                              -------------
                                                                                                     16,056
Textiles (0.2%)
-----------------------------------------------------------------------------------------------------------
            300  Cherokee, Inc.                                                                       8,820

Tobacco (0.4%)
-----------------------------------------------------------------------------------------------------------
            189  Altria Group, Inc.                                                                  10,866
             80  Reynolds American, Inc.                                                              6,050
            134  Vector Group, Ltd.                                                                   2,198
                                                                                              -------------
                                                                                                     19,114
                                                                                              -------------
                 Total Common stocks  (cost $1,249,483)                                          $1,338,770

Foreign government bonds and notes (16.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
EUR      52,000  Austria (Republic of) 144A notes Ser.
                 EMTN, 3.8s, 2013                                                                   $69,655
EUR      50,000  Belgium (Kingdom of) bonds Ser. 38, 5s,
                 2012                                                                                72,922
CAD     100,000  Canada Housing Trust govt. guaranty
                 5.1s, 2007                                                                          88,001
DKK     149,000  Denmark (Kingdom of) bonds 6s, 2009                                                 30,070
EUR      63,000  France (Government of) bonds 5 1/2s,
                 2029                                                                                97,785
EUR     180,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                       256,424
EUR      50,000  Portugal (Republic of) treasury notes
                 Ser. JUN, 4 3/8s, 2014                                                              69,495
EUR      26,000  Spain (Government of) bonds 6.15s, 2013                                             40,736
SEK     125,000  Sweden (Government of) debs. Ser. 1041,
                 6 3/4s, 2014                                                                        22,449
GBP      69,000  United Kingdom treasury bonds 7 1/2s,
                 2006                                                                               139,661
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $811,242)                         $887,198

U.S. government and agency mortgage obligations (7.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage Obligations (7.2%)
-----------------------------------------------------------------------------------------------------------
       $360,000  Federal National Mortgage Association
                 Pass-Through Certificates 6 1/2s, TBA,
                 December 1, 2034                                                                  $377,719
                                                                                              -------------
                 Total U.S. government and agency mortgage obligations  (cost $377,663)            $377,719

U.S. Treasury Obligations (3.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $89,000  U.S. Treasury Bonds 6 1/4s, May 15, 2030                                          $103,810
                 U.S. Treasury Notes
         49,000  4 3/8s, August 15, 2012                                                             49,697
         24,000  3 7/8s, May 15, 2009                                                                24,259
                                                                                              -------------
                 Total U.S. Treasury Obligations  (cost $179,866)                                  $177,766

Collateralized mortgage obligations (1.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $24,533  American Home Mtge Investment Trust FRB
                 Ser. 04-3, Class 3A, 3.71s, 2034                                                   $24,348
         18,000  Bear Stearns Alternate Trust Ser. 04-12,
                 Class 2A2, 2.61s, 2034                                                              18,323
          7,000  CS First Boston Mortgage Securities
                 Corp. Ser. 97-C2, Class F, 7.46s, 2035                                               7,421
                 Fannie Mae
          5,000  Ser. 04-W12, Class 1A4, 7 1/2s, 2044                                                 5,368
          6,483  Ser. 02-T18, Class A4, 7 1/2s, 2042                                                  6,947
          6,024  Ser. 02-T16, Class A3, 7 1/2s, 2042                                                  6,454
          5,000  Residential Accredit Loans, Inc. Ser.
                 04-QA5, Class A2, 5.003s, 2034                                                       5,073
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $74,251)                          $73,934

Asset-backed securities (0.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         $4,881  Bear Stearns Alternate Trust Ser. 04-11,
                 Class 2A1, 4.912s, 2034                                                             $4,947
          5,000  Metris Master Trust 144A FRN Ser. 00-3,
                 Class C, 3.52s, 2009                                                                 5,015
          5,942  Structured Adjustable Rate Mortgage Loan
                 Trust Ser. 04-16, Class 1A2, 5.041s,
                 2034                                                                                 6,037
                                                                                              -------------
                 Total Asset-backed securities  (cost $16,078)                                      $15,999

Short-term investments (11.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $588,054  Putnam Prime Money Market Fund (d)                                                $588,054
                                                                                              -------------
                 Total Short-term investments  (cost $588,054)                                     $588,054
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $5,373,910)(b)                                          $5,597,796
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at November 30, 2004 (Unaudited) (aggregate face value $375,452)

                                       Aggregate   Delivery       Unrealized
                         Value        face value       date     appreciation
----------------------------------------------------------------------------
Australian Dollar      $76,857            70,743   12/15/04           $6,114
Japanese Yen           309,454           290,092   12/15/04           19,362
New Zealand Dollar       2,216             2,183   12/15/04               33
South Korean            13,651            12,434   12/15/04            1,217
----------------------------------------------------------------------------
                                                                     $26,726
----------------------------------------------------------------------------

Forward currency contracts to sell at November 30, 2004 (Unaudited) (aggregate face value $897,095)

                                                                  Unrealized
                                       Aggregate   Delivery     appreciation/
                         Value        face value       date    (depreciation)
----------------------------------------------------------------------------
Euro                  $671,357          $669,361                     $(1,996)
Swiss Franc             76,366            76,366                          --
Canadian Dollar         64,510            59,016                      (5,494)
Australian Dollar       57,410            51,574                      (5,836)
Danish Krone            18,672            18,672                           0
Swedish Krona           13,422            13,436                          14
British Pound            8,734             8,670                         (64)
----------------------------------------------------------------------------
                                                                    $(13,376)
----------------------------------------------------------------------------

Futures contracts outstanding at November 30, 2004 (Unaudited)

                                                                  Unrealized
                                       Aggregate  Expiration    appreciation/
                         Value        face value        date   (depreciation)
----------------------------------------------------------------------------
U.S. Treasury
Note 5 yr (Short)     $217,656          $218,648      Mar-05            $992
SMX-JGB10(Long)        134,939           133,394      Dec-04           1,545
Russell Mini
Index (Short)          126,840           113,653      Dec-04         (13,187)
S&P 500 Index
(Long)                 117,400           112,254      Dec-04           5,146
U.S. Treasury
Note 10 yr (Short)     110,750           111,802      Mar-05           1,052
U.S. Treasury
Note 30 yr (Long)      110,125           112,659      Mar-05          (2,534)
----------------------------------------------------------------------------
                                                                     $(6,986)
----------------------------------------------------------------------------

      NOTES

  (a) Percentages indicated are based on net assets of $5,236,766.

  (b) The aggregate identified cost on a tax basis is $5,373,910, resulting in gross unrealized appreciation and depreciation of $245,116 and $21,230, respectively, or net unrealized appreciation of $223,886.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at November 30, 2004.

  (R) Real Estate Investment Trust.

  (d) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $939 for the period ended November 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at November 30, 2004.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at November 30, 2004:
      (as a percentage of Market Value)

        Austria         2.8
        Belgium         1.6
        Canada          2.0
        Denmark         0.7
        France          2.2
        Germany         7.3
        Ireland         9.0
        Netherlands     2.2
        Portugal        1.6
        Spain           0.9
        Sweden          0.5
        United Kingdom  3.1
        United States  65.6
        Other           0.5

        Total         100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

      Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: January 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: January 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: January 28, 2005